UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23883

The 2023 ETF Series Trust

(Exact name of registrant as specified in charter)

The 2023 ETF Series Trust

c/o Foreside Management Series, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-614-416-9058

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

2023

SEMI-ANNUAL REPORT

BRANDES INVESTMENT PARTNERS L.P.

EXCHANGE TRADED FUNDS

BRANDES INTERNATIONAL ETF (BINV)

BRANDES U.S. SMALL-MID CAP VALUE ETF (BSMC)

BRANDES U.S. VALUE ETF (BUSA)

For the period ended December 31, 2023 (Unaudited)

(This page intentionally left blank)

Table of Contents

Fees and Expenses	1
Schedule of Investments:
Brandes International ETF	2
Brandes U.S. Small-Mid Cap Value ETF	5
Brandes U.S. Value ETF	8
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Board Review of Investment Management Agreements	21
Additional Information	23

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment advisory and administrative fees and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2023 except otherwise noted below, to December 31, 2023).

Actual expenses

This section provides information about actual account values and actual expenses. The “Ending Account Value” shown is derived from each Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the Period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this Period.

Hypothetical example for comparison purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchase and sales of Fund shares. Therefore, the last column of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2023	Ending Account Value December 31, 2023	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000 (1)
Brandes International ETF
Actual	$1,000.00	$1,137.00	0.70%	$1.82 (2)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
Brandes U.S. Small-Mid Cap Value ETF
Actual	$1,000.00	$1,114.20	0.70%	$1.80 (2)
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
Brandes U.S. Value ETF
Actual	$1,000.00	$1,108.10	0.60%	$1.54 (2)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.60%	$3.05

(1)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 366.
(2)	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 89 (the number of days in the period October 4, 2023 (commencement of operations) to December 31, 2023), then divided by 366.

Brandes International ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 97.6%
Austria – 1.8%
Erste Group Bank AG	13,440	$545,314
Belgium – 1.3%
Anheuser-Busch InBev SA, ADR	6,132	396,250
Brazil – 6.0%
Ambev SA, ADR	128,638	360,186
Embraer SA, ADR*	34,017	627,614
Petroleo Brasileiro SA, ADR	36,470	557,261
Telefonica Brasil SA, ADR	22,887	250,384
		1,795,445
Chile – 1.0%
Enel Chile SA, ADR	89,882	291,218
China – 2.6%
Alibaba Group Holding Ltd., ADR	9,847	763,241
France – 14.5%
BNP Paribas SA, ADR	15,941	553,790
Carrefour SA	32,917	602,335
Danone SA, ADR	22,992	297,747
Engie SA	24,849	436,942
Kering SA, ADR	11,775	520,926
Orange SA	40,212	457,708
Publicis Groupe SA	5,597	519,351
Renault SA	3,276	133,554
Societe BIC SA	5,040	349,915
TotalEnergies SE	6,368	433,322
		4,305,590
Germany – 8.2%
Fresenius SE & Co. KGaA	12,726	394,604
Heidelberg Materials AG	8,063	720,919
Henkel AG & Co. KGaA	8,379	601,449
SAP SE, ADR	4,599	710,959
		2,427,931
Indonesia – 0.4%
First Pacific Co. Ltd.	332,000	132,229
Italy – 4.5%
Buzzi SpA	11,949	363,515
Eni SpA	26,208	444,337
Intesa Sanpaolo SpA	181,736	530,697
		1,338,549
Japan – 13.0%
Astellas Pharma, Inc.	44,200	528,594
Honda Motor Co. Ltd.	29,400	305,720
Makita Corp.	10,500	289,722
Mitsubishi UFJ Financial Group, Inc.	46,200	397,016
MS&AD Insurance Group Holdings, Inc.	8,400	330,447
Nissan Motor Co. Ltd.	81,900	321,953
SoftBank Group Corp., ADR	12,663	278,839
Sumitomo Mitsui Trust Holdings, Inc.	21,000	403,079
Takeda Pharmaceutical Co. Ltd.	35,700	1,026,584
		3,881,954

See Notes to Financial Statements.	2

Brandes International ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Mexico – 2.9%
Cemex SAB de CV, ADR*	55,530	$430,357
Fibra Uno Administracion SA de CV REIT	243,502	438,561
		868,918
Netherlands – 6.9%
Aegon Ltd.	41,136	238,475
Heineken Holding NV	9,241	781,942
Koninklijke Philips NV*	25,323	590,785
Shell PLC, ADR	6,546	430,727
		2,041,929
South Korea – 1.0%
Shinhan Financial Group Co. Ltd., ADR	10,080	310,262
Spain – 2.3%
Grifols SA, ADR*	58,427	675,416
Switzerland – 7.1%
Cie Financiere Richemont SA, Class A	3,255	447,652
Novartis AG, ADR	3,885	392,268
Swatch Group AG (The)	9,905	518,405
UBS Group AG	24,252	749,387
		2,107,712
Taiwan – 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,985	622,440
United Kingdom – 16.1%
Barclays PLC.	203,868	399,659
Imperial Brands PLC.	19,905	458,396
J Sainsbury PLC.	131,389	506,837
Kingfisher PLC.	125,329	388,717
Marks & Spencer Group PLC.	71,759	249,186
Rolls-Royce Holdings PLC*	237,083	905,790
Smith & Nephew PLC, ADR	14,280	389,558
Tesco PLC.	145,102	537,353
Unilever PLC, ADR	7,504	363,794
WPP PLC.	61,136	586,857
		4,786,147
United States – 5.9%
GSK PLC.	35,594	658,029
Sanofi SA	7,642	757,734
Willis Towers Watson PLC.	1,445	348,534
		1,764,297
Total Common Stocks (Cost $26,949,952)		29,054,842

Money Market Funds – 2.5%
JPMorgan US Treasury Plus Money Market Fund, 5.23%(a)
(Cost $747,729)	747,729	747,729

Total Investments – 100.1%
(Cost $27,697,681)		$29,802,571
Liabilities in Excess of Other Assets – (0.1)%		(39,889)
Net Assets – 100.0%		$29,762,682

See Notes to Financial Statements.	3

Brandes International ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2023.

ADR : American Depositary Receipt

PLC  : Public Limited Company

REIT : Real Estate Investment Trust

Summary of Investment Type

Sector	% of Net Assets
Health Care	18.2%
Consumer Staples	17.8%
Financials	16.1%
Consumer Discretionary	11.4%
Industrials	7.3%
Communication Services	7.0%
Energy	6.3%
Materials	5.1%
Information Technology	4.5%
Utilities	2.4%
Real Estate	1.5%
Money Market Funds	2.5%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Net Assets	100.0%

See Notes to Financial Statements.	4

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 97.4%
Communication Services – 2.5%
Interpublic Group of Cos., Inc. (The)	13,611	$444,263
Scholastic Corp.	2,574	97,040
		541,303
Consumer Discretionary – 5.3%
Levi Strauss & Co., Class A	21,606	357,363
Mohawk Industries, Inc.*	2,301	238,154
Skechers USA, Inc., Class A*	5,967	371,983
Whirlpool Corp.	1,482	180,463
		1,147,963
Consumer Staples – 10.6%
Cal-Maine Foods, Inc.	4,095	235,012
Campbell Soup Co.	4,953	214,118
Edgewell Personal Care Co.	13,377	489,999
Ingredion, Inc.	2,028	220,099
Lancaster Colony Corp.	1,209	201,166
Molson Coors Beverage Co., Class B	6,240	381,950
Seaboard Corp.	39	139,234
Sprouts Farmers Market, Inc.*	4,641	223,279
Weis Markets, Inc.	3,120	199,555
		2,304,412
Energy – 4.2%
Chesapeake Energy Corp.	4,680	360,079
Dril-Quip, Inc.*	14,625	340,324
World Kinect Corp.	8,853	201,671
		902,074
Financials – 14.4%
Citizens Financial Group, Inc.	11,271	373,521
CNA Financial Corp.	4,992	211,212
FirstCash Holdings, Inc.	2,925	317,041
Mercury General Corp.	7,020	261,916
National Western Life Group, Inc., Class A	897	433,269
Old Republic International Corp.	7,410	217,854
OneMain Holdings, Inc.	7,449	366,491
SEI Investments Co.	4,953	314,763
State Street Corp.	2,964	229,591
White Mountains Insurance Group Ltd.	117	176,086
Willis Towers Watson PLC.	936	225,763
		3,127,507
Health Care – 19.8%
DENTSPLY SIRONA, Inc.	8,658	308,138
Elanco Animal Health, Inc.*	26,676	397,472
Fortrea Holdings, Inc.*	7,020	244,998
Grifols SA, ADR, (Spain)*	21,645	250,216
Henry Schein, Inc.*	2,652	200,783
Koninklijke Philips NV, (Netherlands)*	9,906	231,107
Organon & Co.	17,149	247,289
Pediatrix Medical Group, Inc.*	22,815	212,179
Phibro Animal Health Corp., Class A	15,288	177,035
Premier, Inc., Class A	18,408	411,603

See Notes to Financial Statements.	5

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Health Care (continued)
Prestige Consumer Healthcare, Inc.*	3,393	$207,719
Quest Diagnostics, Inc.	3,237	446,318
Sotera Health Co.*	6,630	111,716
Taro Pharmaceutical Industries Ltd.*	10,452	436,685
United Therapeutics Corp.*	897	197,241
Zimmer Biomet Holdings, Inc.	1,755	213,584
		4,294,083
Industrials – 16.4%
Balfour Beatty PLC, (United Kingdom)	51,675	218,178
Embraer SA, ADR, (Brazil)*	21,684	400,070
Healthcare Services Group, Inc.*	28,392	294,425
Heartland Express, Inc.	6,708	95,656
Kelly Services, Inc., Class A	10,569	228,502
Kennametal, Inc.	7,878	203,173
Landstar System, Inc.	546	105,733
Moog, Inc., Class A	1,755	254,089
MSC Industrial Direct Co., Inc., Class A	1,989	201,406
National Presto Industries, Inc.	5,304	425,805
Science Applications International Corp.	897	111,515
Textron, Inc.	5,031	404,593
TransUnion	2,769	190,258
UniFirst Corp.	2,379	435,143
		3,568,546
Information Technology – 13.2%
Amdocs Ltd.	5,811	510,729
Arlo Technologies, Inc.*	18,876	179,700
Arrow Electronics, Inc.*	1,560	190,710
Avnet, Inc.	4,017	202,457
F5, Inc.*	2,418	432,774
IPG Photonics Corp.*	2,886	313,246
NETGEAR, Inc.*	31,317	456,602
Qorvo, Inc.*	3,081	346,951
Verint Systems, Inc.*	8,580	231,917
		2,865,086
Materials – 9.1%
Buzzi SpA, (Italy)	3,549	107,968
Cemex SAB de CV, ADR, (Mexico)*	15,132	117,273
International Flavors & Fragrances, Inc.	5,928	479,990
Scotts Miracle-Gro Co. (The)	4,095	261,056
Sealed Air Corp.	5,928	216,491
Sensient Technologies Corp.	5,187	342,342
Sonoco Products Co.	3,627	202,641
Winpak Ltd., (Canada)	7,712	239,209
		1,966,970
Real Estate – 1.9%
Equity Commonwealth REIT	21,372	410,342
Total Common Stocks (Cost $19,652,658)		21,128,286

See Notes to Financial Statements.	6

Brandes U.S. Small-Mid Cap Value ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Money Market Funds – 2.6%
JP Morgan US Treasury Plus Money Market Fund, 5.23%(a)
(Cost $571,376)	571,376	$571,376

Total Investments – 100.0%
(Cost $20,224,034)		$21,699,662
Liabilities in Excess of Other Assets – (0.0)%†		(6,598)
Net Assets – 100.0%		$21,693,064

*	Non Income Producing
†	Less than 0.05%
(a)	Rate shown reflects the 7-day yield as of December 31, 2023.

ADR : American Depositary Receipt

PLC  : Public Limited Company

REIT : Real Estate Investment Trust

Summary of Investment Type

Sector	% of Net Assets
Health Care	19.8%
Industrials	16.4%
Financials	14.4%
Information Technology	13.2%
Consumer Staples	10.6%
Materials	9.1%
Consumer Discretionary	5.3%
Energy	4.2%
Communication Services	2.5%
Real Estate	1.9%
Money Market Funds	2.6%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%†
Net Assets	100.0%

See Notes to Financial Statements.	7

Brandes U.S. Value ETF

Schedule of Investments

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks – 97.5%
Communication Services – 8.8%
Alphabet, Inc., Class C*	7,954	$1,120,957
Comcast Corp., Class A	30,094	1,319,622
Fox Corp., Class B	20,992	580,429
Omnicom Group, Inc.	11,152	964,759
		3,985,767
Consumer Discretionary – 3.2%
AutoZone, Inc.*	247	638,646
Mohawk Industries, Inc.*	7,709	797,881
		1,436,527
Consumer Staples – 1.7%
Ingredion, Inc.	7,298	792,052
Energy – 6.8%
Chevron Corp.	9,184	1,369,886
Halliburton Co.	30,914	1,117,541
World Kinect Corp.	26,404	601,483
		3,088,910
Financials – 29.3%
American International Group, Inc.	14,022	949,991
Bank of America Corp.	37,966	1,278,315
Bank of New York Mellon Corp. (The)	13,448	699,968
Berkshire Hathaway, Inc., Class B*	1,640	584,922
Citigroup, Inc.	18,614	957,504
Fiserv, Inc.*	9,266	1,230,896
JPMorgan Chase & Co.	6,068	1,032,167
Old Republic International Corp.	20,254	595,468
OneMain Holdings, Inc.	16,236	798,811
PNC Financial Services Group, Inc. (The)	6,724	1,041,211
State Street Corp.	7,216	558,951
Truist Financial Corp.	12,464	460,171
W R Berkley Corp.	11,316	800,268
Wells Fargo & Co.	26,322	1,295,569
Willis Towers Watson PLC.	4,182	1,008,698
		13,292,910
Health Care – 21.6%
Cardinal Health, Inc.	10,081	1,016,165
Cigna Group (The)	3,443	1,031,006
CVS Health Corp.	11,398	899,986
Fortrea Holdings, Inc.*	13,859	483,679
HCA Healthcare, Inc.	3,198	865,634
Johnson & Johnson	4,674	732,603
Laboratory Corp. of America Holdings	2,952	670,960
McKesson Corp.	2,461	1,139,394
Merck & Co., Inc.	10,660	1,162,153
Pfizer, Inc.	33,287	958,333
Sanofi SA, ADR	16,319	811,544
		9,771,457

See Notes to Financial Statements.	8

Brandes U.S. Value ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
Industrials – 11.3%
Emerson Electric Co.	8,692	$845,992
FedEx Corp.	4,100	1,037,177
Gates Industrial Corp. PLC*	33,691	452,133
General Dynamics Corp.	2,706	702,667
Johnson Controls International PLC.	8,609	496,223
SS&C Technologies Holdings, Inc.	9,430	576,267
Textron, Inc.	12,792	1,028,733
		5,139,192
Information Technology – 13.0%
Amdocs Ltd.	12,958	1,138,879
Applied Materials, Inc.	2,777	450,068
Cisco Systems, Inc.	8,858	447,506
Cognizant Technology Solutions Corp., Class A	12,382	935,213
Flex Ltd.*	36,982	1,126,472
Micron Technology, Inc.	10,994	938,228
Open Text Corp., (Canada)	10,168	427,259
Qorvo, Inc.*	4,018	452,467
		5,916,092
Materials – 1.8%
Corteva, Inc.	16,781	804,146
Total Common Stocks (Cost $41,411,512)		44,227,053

Money Market Funds – 2.4%
JP Morgan US Treasury Plus Money Market Fund, 5.23%(a)
(Cost $1,069,201)	1,069,201	1,069,201

Total Investments – 99.9%
(Cost $42,480,713)		$45,296,254
Other Assets in Excess of Liabilities – 0.1%		36,325
Net Assets – 100.0%		$45,332,579

*	Non Income Producing
(a)	Rate shown reflects the 7-day yield as of December 31, 2023.

ADR : American Depositary Receipt

PLC  : Public Limited Company

See Notes to Financial Statements.	9

Brandes U.S. Value ETF

Schedule of Investments (Continued)

December 31, 2023 (Unaudited)

Summary of Investment Type

Sector	% of Net Assets
Financials	29.3%
Health Care	21.6%
Information Technology	13.0%
Industrials	11.3%
Communication Services	8.8%
Energy	6.8%
Consumer Discretionary	3.2%
Materials	1.8%
Consumer Staples	1.7%
Money Market Funds	2.4%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Net Assets	100.0%

See Notes to Financial Statements.	10

Statements of Assets and Liabilities

December 31, 2023 (Unaudited)

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
Assets
Investments, at fair value	$29,802,571	$21,699,662	$45,296,254
Cash	228	426	—
Foreign currency at value (cost $8,189, $12,175 and $–)	8,190	12,175	—
Receivables:
Securities sold	91,533	17,139	—
Dividends	49,987	20,648	55,661
Foreign tax reclaim	1,015	—	—
Total assets	29,953,524	21,750,050	45,351,915

Liabilities
Due to custodian	—	—	200
Payables:
Securities purchased	175,044	46,552	—
Investment advisory fees	15,798	10,434	19,136
Total liabilities	190,842	56,986	19,336
Net Assets	$29,762,682	$21,693,064	$45,332,579

Net Assets Consist of
Paid-in capital	$27,549,905	$20,218,053	$42,517,263
Distributable earnings (loss)	2,212,777	1,475,011	2,815,316
Net Assets	$29,762,682	$21,693,064	$45,332,579
Number of Common Shares outstanding	1,050,000	780,000	1,640,000
Net Asset Value, offering and redemption price per share	$28.35	$27.81	$27.64
Investments, at cost	$27,697,681	$20,224,034	$42,480,713

See Notes to Financial Statements.	11

Statements of Operations

Period Ended December 31, 2023 (Unaudited)

	Brandes International ETF(1)	Brandes U.S. Small-Mid Cap Value ETF(1)	Brandes U.S. Value ETF(1)
Investment Income
Dividend income*	$94,327	$49,389	$121,759

Expenses
Investment advisory fees	25,388	16,680	29,930
Total expenses	25,388	16,680	29,930
Net investment income (loss)	68,939	32,709	91,829

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	125,278	1	4,952
Foreign currency transactions	(1,876)	(77)	—
Net realized gain (loss)	123,402	(76)	4,952
Net change in unrealized appreciation (depreciation) on:
Investments	2,104,890	1,475,628	2,815,541
Foreign currency translations	46	(50)	—
Net unrealized gain (loss)	2,104,936	1,475,578	2,815,541
Net realized and unrealized gain (loss)	2,228,338	1,475,502	2,820,493
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,297,277	$1,508,211	$2,912,322
* Withholding tax	$8,320	$—	$411

(1)	For the period October 4, 2023 (commencement of operations) through December 31, 2023.

See Notes to Financial Statements.	12

Statements of Changes in Net Assets

	Brandes International ETF	Brandes U.S. Small-Mid Cap Value ETF	Brandes U.S. Value ETF
	For the period October 4, 2023(1) to December 31, 2023 (Unaudited)	For the period October 4, 2023(1) to December 31, 2023 (Unaudited)	For the period October 4, 2023(1) to December 31, 2023 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$68,939	$32,709	$91,829
Net realized gain (loss)	123,402	(76)	4,952
Net change in net unrealized appreciation (depreciation)	2,104,936	1,475,578	2,815,541
Net increase (decrease) in net assets resulting from operations	2,297,277	1,508,211	2,912,322

Distributions	(84,500)	(33,200)	(97,006)

Fund Shares Transactions
Proceeds from shares sold	27,549,905	20,218,053	42,517,263
Value of shares redeemed	—	—	—
Net increase (decrease) in net assets resulting from fund share transactions	27,549,905	20,218,053	42,517,263
Total net increase (decrease) in net assets	29,762,682	21,693,064	45,332,579

Net Assets
Beginning of period	—	—	—
End of period	$29,762,682	$21,693,064	$45,332,579

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—
Shares sold	1,050,000	780,000	1,640,000
Shares redeemed	—	—	—
Shares outstanding, end of period	1,050,000	780,000	1,640,000

(1)	Commencement of operations.

See Notes to Financial Statements.	13

Financial Highlights

Brandes International ETF Selected Per Share Data	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.13
Net realized and unrealized gain (loss)	3.30
Total from investment operations	3.43
Less distributions from:
Net investment income	(0.08)
Total distributions	(0.08)
Net Asset Value, end of period	$28.35
Total Return (%)	13.70	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$30
Ratio of expenses (%)	0.70	(d)
Ratio of net investment income (loss) (%)	1.90	(d)
Portfolio turnover rate (%)(e)	5	(c)

Brandes U.S. Small-Mid Cap Value ETF Selected Per Share Data	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.09
Net realized and unrealized gain (loss)	2.76
Total from investment operations	2.85
Less distributions from:
Net investment income	(0.04)
Total distributions	(0.04)
Net Asset Value, end of period	$27.81
Total Return (%)	11.42	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$22
Ratio of expenses (%)	0.70	(d)
Ratio of net investment income (loss) (%)	1.37	(d)
Portfolio turnover rate (%)(e)	0	(c)

(a)	For the period October 4, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	14

Financial Highlights (Continued)

Brandes U.S. Value ETF Selected Per Share Data	Period Ended December 31, 2023(a) (Unaudited)
Net Asset Value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.12
Net realized and unrealized gain (loss)	2.58
Total from investment operations	2.70
Less distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Net Asset Value, end of period	$27.64
Total Return (%)	10.81	(c)
Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	$45
Ratio of expenses (%)	0.60	(d)
Ratio of net investment income (loss) (%)	1.84	(d)
Portfolio turnover rate (%)(e)	1	(c)

(a)	For the period October 4, 2023 (commencement of operations) through December 31, 2023.
(b)	Per share numbers have been calculated using the average shares method.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See Notes to Financial Statements.	15

Notes to Financial Statements

December 31, 2023 (Unaudited)

1. Organization

Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF (each a "Fund" and collectively the “Funds”) are newly organized, diversified, separate operating series of exchange-traded funds (ETFs) of The 2023 ETF Series Trust (the “Trust”), a Delaware statutory trust since January 23, 2023 that is registered with the Securities and Exchange Commission as open end management investment company.

The Funds are managed by Brandes Investment Partners, L.P. an investment adviser registered under the Investment Advisers Act of 1940, as amended, and serves as the Funds' investment advisor (the “Advisor”).

The Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF and Brandes U.S. Value ETF began operations on October 4, 2023. Each Fund is an actively managed ETF and uses an active investment strategy in seeking to meet its investment objective. The investment objective of each Fund is long-term capital appreciation.

Each Fund offers shares that are listed and traded on the CBOE BZX Exchange, Inc.

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

(a) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(b) Investment Valuation

The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical assets that the funds have the ability to access.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2023 for each Fund based upon the three levels defined above:

Brandes International ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$29,054,842	$—	$—	$29,054,842
Money Market Funds	747,729	—	—	747,729
TOTAL	$29,802,571	$—	$—	$29,802,571

Brandes U.S. Small-Mid Cap Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$21,128,286	$—	$—	$21,128,286
Money Market Funds	571,376	—	—	571,376
TOTAL	$21,699,662	$—	$—	$21,699,662

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

Brandes U.S. Value ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,227,053	$—	$—	$44,227,053
Money Market Funds	1,069,201	—	—	1,069,201
TOTAL	$45,296,254	$—	$—	$45,296,254

(c) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(d) Foreign Currency Translation and Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(e) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of December 31, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(f) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

(g) Illiquid Investments

Pursuant to Rule 22e-4 under the 1940 Act, a portfolio may not acquire any “illiquid investment” if, immediately after the acquisition, the portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that a portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board has approved the designation of the Advisor to administer the Trust’s liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined within these Notes to Financial Statements.

(h) Indemnification

Under the Funds' organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds may enter into contracts that contain representations and that provide general indemnifications. The Funds' maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds.

3. Investment Advisory Fee and Other Transactions with Affiliates

(a) Investment Advisory and Administrative Services

Brandes Investment Partners, L.P., (the “Advisor”) serves as the investment advisor to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for the day-to-day management of each Fund, including, among other things, ensuring each Fund has a continuous investment program, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services the Advisor provides to the Funds, each Fund pays the Advisor a fee, calculated daily and paid monthly, at an annual rate of the average daily net assets of each Fund as follows.

Fund	Management Fee
Brandes International ETF	0.70%
Brandes U.S. Small-Mid Cap Value ETF	0.70%
Brandes U.S. Value ETF	0.60%

Under the investment advisory agreement, the Advisor has agreed to pay all expenses incurred by the Funds except for the advisory fee; interest charges on any borrowings; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Advisor, such as a change of control of the Advisor); fees and expense related to the provision of securities lending services; acquired fund fees and expenses; taxes, including accrued deferred tax liability; legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; extraordinary expenses (as mutually determined by the Board and the Advisor); and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets, and directly impact the NAV per share of each Fund.

(c) Other Servicing Agreements

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund.

Certain officers and trustees of the Trust are also officers of the Adviser and receive no compensation directly from the Funds for serving in their role.

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended December 31, 2023 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$632,407	$744,197
Brandes U.S. Small-Mid Cap Value ETF	185,505	—
Brandes U.S. Value ETF	393,576	161,534

Purchases and sales of in-kind transactions for the period ended December 31, 2023 were as follows:

Fund	Purchases	Sales
Brandes International ETF	$26,936,512	$—
Brandes U.S. Small-Mid Cap Value ETF	19,467,153	—
Brandes U.S. Value ETF	41,174,518	—

5. Capital Share Transactions

Fund Shares are listed and traded on the Exchange each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Advisor may retain all or a portion of the transaction fee to the extent the Advisor bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for Brandes International ETF, Brandes U.S. Small-Mid Cap Value ETF, and Brandes U.S. Value are $650, $300 and $300, respectively, regardless of the number of Creation Units redeemed in the transaction.

Notes to Financial Statements (Continued)

December 31, 2023 (Unaudited)

6. Federal Income Taxes

At December 31, 2023, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brandes International ETF	$27,697,681	$2,148,782	$(43,892)	$2,104,890
Brandes U.S. Small-Mid Cap Value ETF	20,224,034	1,518,033	(42,405)	1,475,628
Brandes U.S. Value ETF	42,480,713	2,915,649	(100,108)	2,815,541

The tax character of current year distributions will be determined at the end of the current fiscal year.

7. Risk Factors

Significant market disruptions, such as those caused by pandemics (e.g. Covid-19 pandemic), war (e.g. Russia’s invasion of Ukraine or war in the Middle East), natural disasters, acts of terrorism, or other events, may adversely impact global economic and market activity, and contribute to significant volatility in financial markets. Any such disruptions could have an adverse impact on the prices and liquidity of the Funds’ investments.

8. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

Board Review of Investment Management Agreements (Unaudited)

At a meeting held on July 21, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of The 2023 ETF Series Trust (“Trust”) considered and approved, for an initial two year term, the Investment Advisory Agreement (the “Agreement”) between the Trust and Brandes Investment Partners, L.P. (“Brandes”) with respect to the Brandes International ETF, Brandes U.S. Value ETF, and Brandes U.S. Small-Mid Cap Value ETF (each, a “Fund,” and collectively, the “Funds”) pursuant to which Brandes will provide advisory services to the Funds, each of which is a new series of the Trust. The Board, which is comprised solely of Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), were advised by legal counsel throughout the process.

To evaluate the Agreement, the Board requested, and Brandes, each Fund’s investment adviser, provided such materials as the Board, with the advice of counsel, deemed reasonably necessary. The Board also met with representatives of Brandes at the Meeting, during which the Independent Trustees and the Brandes representatives discussed the materials that had been provided as well as other related matters concerning the new Funds. In determining whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by Brandes to the Funds; (ii) the investment objective and strategy for each Fund and, because the Funds are new and therefore have no performance record, how each Fund’s strategy might be expected to perform in the future; (iii) the profits anticipated to be realized by Brandes from providing advisory services to the Funds; (iv) fees charged to comparable funds; (v) the extent to which economies of scale would be shared as the Funds grow; and (vi) other factors the Board deemed to be relevant.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services to be provided by Brandes. The Board reviewed the Agreement and Brandes’s anticipated responsibilities with respect to providing investment advisory services to the Funds, including developing, implementing, and maintaining each Fund’s investment program; portfolio management, including evaluating and selecting investments for the Funds; trading portfolio securities and other investment instruments on behalf of the Funds; selecting broker-dealers to execute purchase and sale transactions; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; periodic reporting to the Board; and implementing Board directives as they relate to the Funds.

The Board considered the background, sophistication and experience of Brandes’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the Funds. The Board also considered Brandes’s extensive administrative and compliance infrastructures. The Board appreciated the fact that Brandes has deep experience and expertise serving as the investment adviser to other registered investment companies.

The Board considered Brandes’s portfolio management resources, structures and practices, including those associated with monitoring and seeking to ensure each Fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about Brandes’s overall investment management business, including the financial resources available to it needed to deliver high quality advisory services to the Funds.

Investment Performance

Because the Funds are new and had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board discussed with representatives of Brandes the proposed portfolio management team and the investment strategy to be employed in the management of each Fund’s assets. The Board considered Brandes’s reputation and experience, including its experience managing other registered investment companies.

Fees Charged to Comparable Funds

The Board reviewed the advisory fee to be paid by each Fund to Brandes under the Agreement. The Board reviewed a report prepared by Broadridge, an independent third-party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board took into consideration that the advisory fee for each Fund’s is a “unitary fee,” meaning that the Funds pay no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, Brandes is responsible for compensating the Funds’ other service providers and paying the Funds’ other expenses out of its own fee and resources.

Profitability and Economies of Scale

The Board considered information concerning the anticipated profitability of Brandes from managing the Funds. The Board appreciated that, because the Funds are new, information concerning Brandes’s profitability from the Funds was based on estimates and therefore, to a large degree, speculative. The Board noted that it will have opportunities in the future to consider and evaluate Brandes’s profitability from managing the Funds after the Funds commence operations and Brandes begins receiving advisory fees. The Board also considered whether economies of scale or other efficiencies might result as each Fund’s assets grow. As the Funds had not yet commenced operations, the Board observed that it is difficult to draw any meaningful conclusions. However, the Board noted the commitment being made by Brandes by structuring its advisory fee as a unitary fee, which effectively acts as a cap on each Fund’s total expense ratio. The Board noted that it intends to monitor for the existence of economies of scale with respect to the management of the Funds.

Board Review of Investment Management Agreements (Unaudited) (Continued)

Other Benefits

The Board considered other benefits that might be derived by Brandes from its relationship with the Fund. The Board noted that Brandes has the ability to realize soft dollar benefits from its relationship with the Funds. The Board also considered the potential benefits flowing to Brandes from sponsoring a family of exchange-traded funds.

Conclusion

After reviewing these and other factors, the Board concluded, in the context of its overall review of the Agreement, that the nature, extent and quality of services to be provided supported its approval of the Fund’s management agreement and that the fee to be charged under that Agreement was reasonable. In the Independent Trustees’ deliberations, each Trustee gave specific factors the weight that Trustee thought appropriate. No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it.

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Advisor votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Advisor. You may obtain a description of these procedures, free of charge, by calling toll-free 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-307-0477. This information is also available through the Commission’s website at http://www.sec.gov.

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 1-866-307-0477.

Discount & Premium Information

Information regarding how often shares of each Fund traded on Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.brandes.com/etfs.

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Advisor
Brandes Investment Partners, L.P.
4275 Executive Square, 5th Floor
La Jolla, CA 92037
800.331.2979

Distributor
ACA Group
Three Canal Plaza, Suite 100
Portland, ME 04101

Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
601 S Figueroa Street
Los Angeles, CA 90017

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States.

BRANDES
INVESTMENT PARTNERS

VALUE SPECIALISTS SINCE 1974
BRANDES.COM/ETFS

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)   Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The 2023 ETF Series Trust

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President
(Principal Executive Officer)

Date	March 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, President
(Principal Executive Officer)

Date	March 6, 2024

By (Signature and Title)	/s/ Michael Minella
Michael Minella
(Principal Financial Officer and Treasurer)

Date	March 6, 2024